Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Statement of Financial Position [Abstract]
Trade receivables, allowances	$ 33	$ 24
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	1,224,000,000	1,224,000,000
Common stock, shares outstanding	1,221,000,000	1,220,000,000
Treasury stock, shares	3,000,000	4,000,000